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                    GENERAL AMERICAN LIFE INSURANCE COMPANY

                            13045 TESSON FERRY ROAD
                           ST. LOUIS, MISSOURI 63128

                     GENERAL AMERICAN SEPARATE ACCOUNT TWO

                         SUPPLEMENT DATED JUNE 10, 2004
                                     TO THE
                          PROSPECTUS DATED MAY 1, 2004

                 GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-EIGHT
                 GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE

                         SUPPLEMENT DATED JUNE 10, 2004
                                     TO THE
                          PROSPECTUS DATED MAY 1, 2000

     This supplement updates certain information contained in the prospectuses for certain variable annuity contracts issued by General American Life Insurance Company through the Separate Accounts, as annually and periodically supplemented. You should read and retain this supplement.

     On May 14, 2004, MetLife, Inc. announced that General American Life Insurance Company ("General American") had received a "Wells Notice" from the Securities and Exchange Commission ("SEC") in connection with the SEC investigation described in the prospectuses and the prospectus supplements regarding market timing and late trading in a limited number of its privately-placed variable insurance contracts. The "Wells Notice" provides notice that the SEC staff is considering recommending that the SEC bring a civil action alleging violations of U.S. securities laws. Under SEC procedures, General American can avail itself of the opportunity to respond to the SEC staff before it makes a formal recommendation regarding whether any action alleging violations of the U.S. securities laws should be considered. General American continues to cooperate fully with the SEC in its investigation and is not aware of any systemic problems with respect to such matters. General American does not believe any such SEC civil action would have an adverse effect on General American's ability to meet its obligations under the contracts.

                                                                     SUPP-GA8939